Cover	Jan. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2023
Entity File Number	333-208083
Entity Registrant Name	DSWISS, INC.
Entity Central Index Key	0001652561
Entity Tax Identification Number	47-4215595
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 18-11, 18-12 & 18-01, Tower A, Vertical Business Suite
Entity Address, Address Line Two	Avenue 3, Bangsar South
Entity Address, Address Line Three	No. 8 Jalan Kerinchi
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	+60
Local Phone Number	327704032
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false